UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000
                                               --------------------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD            May 9, 2000
    ----------------------------  ------------------------   ----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0

 Form 13F Information Table Entry Total:                157

 Form 13F Information Table Value Total:             $ 312.0199

 List of Other Included Managers:                         N/A

     NONE

                               INFORMATION TABLE





 Name of Reporting Manager:                     Croft-Leominster, Inc.
 Filing for Quarter-Ending:                     March 31, 2000

 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                 SOLE
 ITEM 7: Voting Authority:                      NONE





                                                                   VALUE      SHARES   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
    --------------                  --------------     -----      --------    -------  --- ---- ------- -------- ---- ------ ----

------------------------------------------------------------------------------------------------------------------------------------



 AMFM, Inc.                                COM       001693100     $ 0.2261      3,640           SOLE                          3,640
 A T & T Corp                              COM       001957109     $ 3.4358     61,013           SOLE                         61,013
 AXA Financial, Inc                        COM       002451102     $ 0.5632     15,700           SOLE                         15,700
 Aetna Inc                                 COM       008117103     $ 0.4829      8,700           SOLE                          8,700
 Agrium Inc.                               COM       008916108     $ 0.7754     96,172           SOLE                         96,172
 Alliance World Dollar Gvt II              COM       01879R106     $ 0.1975     21,500           SOLE                         21,500
 Allmerica Financial Corp                  COM       019754100     $ 1.7327     33,975           SOLE                         33,975
 Allstate Corp                             COM       020002101     $ 0.4808     20,190           SOLE                         20,190
 Alpine Group, Inc.                        COM       020825105     $ 0.7250     80,559           SOLE                         80,559
 America Online Inc                        COM       02364j104     $ 1.3755     20,396           SOLE                         20,396
 American Home Products Corp               COM       026609107     $ 5.3435     99,414           SOLE                         99,414
 American Power Conversion                 COM       029066107     $ 1.9199     44,780           SOLE                         44,780
 Anadarko Petroleum Corp                   COM       032511107     $ 1.2867     33,260           SOLE                         33,260
 Apache Corp                               COM       037411105     $ 1.1094     22,300           SOLE                         22,300
 Asia Tigers Fund Inc                      COM       04516T105     $ 0.6609     63,700           SOLE                         63,700
 Astoria Financial Corp                    COM       046265104     $ 0.9601     33,835           SOLE                         33,835
 Aviaton Sales Corp                        COM       053672101     $ 0.1745     26,590           SOLE                         26,590
 Banc One Corp                             COM       06423A103     $ 0.7405     21,464           SOLE                         21,464
 Bank United Corp. - Cl A                 CL A       065412108     $ 1.3318     42,195           SOLE                         42,195
 BankAtlantic Bancorp, Inc.               CL A       065908501     $ 0.1152     29,268           SOLE                         29,268
 Becton Dickinson Co                       COM       075887109     $ 0.7229     27,475           SOLE                         27,475
 Bellwether Exploration Co               COM NEW     079895207     $ 0.1312     18,915           SOLE                         18,915
 Bethlehem Steel $5.00 cv. pfd          PFD CV $5    087509303     $ 0.2295      5,400           SOLE                          5,400
 Black and Decker                          COM       091797100     $ 1.7840     47,495           SOLE                         47,495
 Blackrock Invt Quality Muni               COM       09247D105     $ 0.2075     17,200           SOLE                         17,200
 Boise Cascade Corp                        COM       097383103     $ 6.3891    183,860           SOLE                        183,860
 Brown & Sharpe Manufacturing C           CL A       115223109     $ 0.0628     32,400           SOLE                         32,400
 Burlington Resources Inc                  COM       122014103     $ 1.2240     33,080           SOLE                         33,080
 CBS Inc                                   COM       12490k107    $ 16.9195    298,799           SOLE                        298,799
 CK Witco Corporation                      COM       12562c108     $ 0.8384     82,300           SOLE                         82,300
 Capital One Financial Corp                COM       14040h105     $ 7.7106    160,847           SOLE                        160,847
 Central European Equity Fund I            COM       153436100     $ 0.9288     54,042           SOLE                         54,042
 Chubb Corporation                         COM       171232101     $ 0.3390      5,017           SOLE                          5,017
 Citigroup, Inc.                           COM       172967101    $ 15.9072    265,673           SOLE                        265,673
 Clear Channel Communications,             COM       184502102     $ 0.3011      4,360           SOLE                          4,360
 Coca-Cola Co                              COM       191216100     $ 0.4269      9,096           SOLE                          9,096
 Colonial Invest Grd Muni Tr           SH BEN INT    195768106     $ 0.1796     20,100           SOLE                         20,100
 Compuware Corp                            COM       205638109     $ 0.5782     27,450           SOLE                         27,450
 Comstock Resources Inc                  COM NEW     205768203     $ 2.0779    377,805           SOLE                        377,805
 Conexant Systems, Inc.                    COM       207142100     $ 1.4493     20,412           SOLE                         20,412
 Corning Inc                               COM       219350105     $ 5.6340     29,041           SOLE                         29,041
 Countrywide Credit Ind Inc                COM       222372104     $ 0.2303      8,450           SOLE                          8,450
 DII Group Inc.                            COM       232949107     $ 3.0696     27,150           SOLE                         27,150
 Dell Computer Corp                        COM       247025109     $ 1.0329     19,150           SOLE                         19,150
 Dow Chemical Co                           COM       260543103     $ 0.2052      1,800           SOLE                          1,800
 Dreyfus Strategic Municipals I            COM       261932107     $ 0.1536     19,200           SOLE                         19,200
 Dreyfus Strategic Muni Bond Fu            COM       26202F107     $ 0.2703     34,600           SOLE                         34,600
 E-tek Dynamics, Inc                       COM       269240107     $ 0.9111      3,873           SOLE                          3,873
 Eaton Corp                                COM       278058102     $ 1.6860     21,616           SOLE                         21,616
 Edison International                      COM       281020107     $ 0.5807     35,060           SOLE                         35,060
 Equity Oil Co                             COM       294749106     $ 1.0789    704,600           SOLE                        704,600
 Federal-Mogul Corp                        COM       313549107     $ 4.9341    295,675           SOLE                        295,675
 First Australia Prime Income F            COM       318653102     $ 0.1314     29,200           SOLE                         29,200
 First Union Corp                          COM       337358105     $ 3.9565    106,214           SOLE                        106,214
 Foster Wheeler Corp                       COM       350244109     $ 0.5596     82,900           SOLE                         82,900
 Foundation Health Services, In            COM       350404109     $ 1.2188    152,350           SOLE                        152,350
 Fox Entertainment Group                  CL A       35138T107     $ 0.2949      9,850           SOLE                          9,850
 Franklin Resources Inc                    COM       354613101     $ 3.8013    113,685           SOLE                        113,685
 Freeport McMoran Copper & Gold           CL B       35671D857     $ 0.1226     10,167           SOLE                         10,167
 GTE Corp                                  COM       362320103     $ 1.2368     17,420           SOLE                         17,420
 Gaylord Container Corporation            CL A       368145108     $ 0.2327     36,500           SOLE                         36,500
 General Electric Co                       COM       369604103     $ 0.6225      4,000           SOLE                          4,000
 General Motors                            COM       370442105     $ 0.3714      4,485           SOLE                          4,485
 Georgia-Pacific Group                     COM       373298108     $ 0.3798      9,600           SOLE                          9,600
 M.A. Hanna Company                        COM       410522106     $ 0.2229     19,700           SOLE                         19,700
 Hartford Financial Services Gr            COM       416515104     $ 6.3987    121,303           SOLE                        121,303
 Hibernia Corp Class A                    CL A       428656102     $ 0.7623     72,600           SOLE                         72,600
 Highlands Insurance Group                 COM       431032101     $ 0.7031     81,520           SOLE                         81,520
 Honeywell Intl Inc                        COM       438516106     $ 2.1621     41,036           SOLE                         41,036
 Insured Municipal Income Fund             COM       45809F104     $ 0.3120     26,000           SOLE                         26,000
 Int'l Business Machines Corp.             COM       459200101     $ 1.1873     10,062           SOLE                         10,062
 International Paper Co                    COM       460146103     $ 0.5176     12,107           SOLE                         12,107
 Jardine Fleming India Fund                COM       471112102     $ 0.4941     36,100           SOLE                         36,100
 Johnson & Johnson                         COM       478160104     $ 0.7334     10,440           SOLE                         10,440
 K mart Corp                               COM       482584109     $ 0.0997     10,290           SOLE                         10,290
 Kinder Morgan Energy Partners       UT LTD PARTNER  494550106     $ 0.2491      6,277           SOLE                          6,277
 Kansas City Southern Inds                 COM       485170104    $ 11.6798    135,910           SOLE                        135,910
 Kennametal, Inc.                          COM       489170100     $ 1.0660     35,460           SOLE                         35,460
 Koninklije Philips Electronics       SPON ADR NEW   500472204     $ 8.7308     50,964           SOLE                         50,964
 LTV Corp                                  COM       501921100     $ 0.3648    102,400           SOLE                        102,400
 Lucent Technologies Inc                   COM       549463107     $ 4.2228     68,944           SOLE                         68,944
 Lyondell Chemical Company                 COM       552078107     $ 2.3512    159,400           SOLE                        159,400
 Magnum Hunter Resources Inc         COM PAR $0.002  55972F203     $ 0.4507    116,300           SOLE                        116,300
 Mallon Resources Corp                   COM NEW     561240201     $ 0.1056     17,600           SOLE                         17,600
 Marsh & McLennan Cos                      COM       571748102     $ 0.8416      7,629           SOLE                          7,629
 Masco Corp.                               COM       574599106     $ 0.2255     11,000           SOLE                         11,000
 Maytag Corp                               COM       578592107     $ 0.6633     20,025           SOLE                         20,025
 McKesson HBOC, Inc                        COM       58155Q103     $ 0.3519     16,755           SOLE                         16,755
 MediaOne Group Inc.                       COM       58440J104     $ 0.4763      5,880           SOLE                          5,880
 Mellon Financial Corp.                    COM       58551A108     $ 5.3391    179,465           SOLE                        179,465
 Merck & Co                                COM       589331107     $ 0.2746      4,420           SOLE                          4,420
 Meridian Resource Corp                    COM       58977Q109     $ 3.0356    783,380           SOLE                        783,380
 Microsoft Corp.                           COM       594918104     $ 2.2944     21,594           SOLE                         21,594
 Micron Technology                         COM       595112103     $ 0.3150      2,500           SOLE                          2,500
 Millenium Chemicals Inc                   COM       599903101     $ 0.2775     13,875           SOLE                         13,875
 Morgan Stanley Asia-Pacific FD            COM       61744U106     $ 0.5115     47,036           SOLE                         47,036
 Morgan Stanley India Invt FD              COM       61745C105     $ 0.3633     27,550           SOLE                         27,550
 MSDW Insured Municipal Trust          INSD MUN TR   61745P866     $ 0.1583     11,567           SOLE                         11,567
 Motorola, Inc.                            COM       620076109     $ 2.0304     13,907           SOLE                         13,907
 MuniVest Fund, Inc                        COM       626295109     $ 0.1117     14,300           SOLE                         14,300
 NCR Corporation                           COM       62886e108     $ 0.6045     15,066           SOLE                         15,066
 Newell Rubbermaid Co.                     COM       651229106     $ 0.5307     21,387           SOLE                         21,387
 News Corp LTD ADR                       ADR NEW     652487703     $ 0.6975     12,400           SOLE                         12,400
 NEXTEL Communications                    CL A       65332V103     $ 0.6078      4,100           SOLE                          4,100
 Niagra Mohawk Holdings                    COM       653520106     $ 1.8488    136,950           SOLE                        136,950
 Northpoint Communications                 COM       666610100     $ 0.3316     14,380           SOLE                         14,380
 NOVA Corp.                                COM       669784100     $ 0.4021     13,805           SOLE                         13,805
 Oracle Corp                               COM       68389x105     $ 1.0256     13,138           SOLE                         13,138
 Owens-Corning                             COM       69073F103     $ 2.8862    148,965           SOLE                        148,965
 Panaco Inc                                COM       698106101     $ 0.3485    508,800           SOLE                        508,800
 Pepsi Bottling Group, Inc.                COM       713409100     $ 1.6292     81,460           SOLE                         81,460
 PepsiCo, Inc                              COM       713448108     $ 0.9125     26,166           SOLE                         26,166
 Potash Corp of Saskatchewan               COM       73755L107     $ 0.2085      4,169           SOLE                          4,169
 Provident Bankshares Corp.                COM       743859100     $ 1.2463     79,128           SOLE                         79,128
 PSINet, Inc                               COM       74437C101     $ 1.6931     49,775           SOLE                         49,775
 Putnam Inv Grade Muni Tr III          SH BEN INT    746807106     $ 0.2244     21,500           SOLE                         21,500
 Qwest Communications Intl Inc.            COM       749121109     $ 6.9282    144,338           SOLE                        144,338
 Radian Group Inc.                         COM       750236101     $ 0.2362      4,960           SOLE                          4,960
 SBC Communications Inc                    COM       78387G103     $ 0.3664      8,699           SOLE                          8,699
 SDL, Inc.                                 COM       784076101     $ 0.7466      3,507           SOLE                          3,507
 SLI, Inc.                                 COM       78442T108     $ 0.3294     19,375           SOLE                         19,375
 SPX Corp                                  COM       784635104    $ 29.2974    257,136           SOLE                        257,136
 St. Paul Cos                              COM       792860108     $ 0.4392     12,869           SOLE                         12,869
 Salomon Bros Worldwide Income             COM       79548T109     $ 0.2953     25,400           SOLE                         25,400
 Santa Fe Snyder Corp.                     COM       80218k105     $ 5.6566    595,430           SOLE                        595,430
 Seagate Technology Inc                    COM       811804103     $ 1.4180     22,964           SOLE                         22,964
 Seagram Co. LTD ACES cvt            PFD ADJ CV SEC  811850205     $ 0.7173     12,925           SOLE                         12,925
 Smith Barney Intmed Muni Fd               COM       831802103     $ 0.1139     13,300           SOLE                         13,300
 Smith Barney Municipal Fd                 COM       831902101     $ 0.1712     13,300           SOLE                         13,300
 Smurfit-Stone Container Corp              COM       832727101    $ 13.3140    786,068           SOLE                        786,068
 Sprint Corporation                   COM FON GROUP  852061100     $ 8.7800    138,815           SOLE                        138,815
 Starwood Hotels & Resorts Worl        PAIRED CTF    85590A203     $ 2.4609     95,569           SOLE                         95,569
 Summit Bancorp.                           COM       866005101     $ 0.4812     18,330           SOLE                         18,330
 Templeton Emerging Mkts Inc Fd            COM       880192109     $ 0.3217     33,865           SOLE                         33,865
 Terex Corporation                         COM       880779103     $ 2.2429    156,025           SOLE                        156,025
 Titan Exploration, Inc.                   COM       888289105     $ 0.5610    112,200           SOLE                        112,200
 Town & Country Trust                  SH BEN INT    892081100     $ 0.2014     12,025           SOLE                         12,025
 Tyco International Ltd                    COM       902124106    $ 10.0385    200,270           SOLE                        200,270
 Union Carbide Corp                        COM       905581104     $ 0.7333     12,575           SOLE                         12,575
 Union Pacific Resources Group             COM       907834105     $ 1.1891     82,005           SOLE                         82,005
 Unisys Corp                               COM       909214108     $ 0.4543     17,685           SOLE                         17,685
 UnumProvident Corp                        COM       91529y106     $ 0.4196     24,775           SOLE                         24,775
 Van Kampen Merr Value Mun Tr              COM       921132106     $ 0.1276     10,800           SOLE                         10,800
 Varian Inc.                               COM       922206107     $ 1.1908     31,030           SOLE                         31,030
 Varian Semiconductor Equipment            COM       922207105     $ 0.7902     12,420           SOLE                         12,420
 Varian Medical Systems, Inc.              COM       92220p105     $ 0.5619     12,315           SOLE                         12,315
 Viad Corp                                 COM       92552R109     $ 2.1434     93,699           SOLE                         93,699
 Warner Lambert Co                         COM       934488107     $ 6.3776     65,286           SOLE                         65,286
 Washington Mutual, Inc.                   COM       939322103     $ 6.8617    258,931           SOLE                        258,931
 Westwood One Inc                          COM       961815107     $ 0.3157      8,710           SOLE                          8,710
 Whitman Corp.                             COM       96647r107     $ 0.1700     12,200           SOLE                         12,200
 Williams Cos Inc.                         COM       969457100     $ 7.8077    177,700           SOLE                        177,700
 Ace Ltd                                   ORD       G0070k103     $ 3.5280    154,230           SOLE                        154,230
 Loral Corp                                COM       G56462107     $ 0.2076     20,500           SOLE                         20,500
 PartnerRe Ltd                             COM       G6852T105     $ 1.7309     47,019           SOLE                         47,019
 Triton Energy Ltd                         ORD       G90751101     $ 0.3489      9,950           SOLE                          9,950
 Flextronics International Inc             ORD       Y2573F102     $ 1.9030     27,099           SOLE                         27,099

TOTAL                                                            $ 312.0199 11,479,746